Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	May 29, 2019
PGIM QMA Large-Cap Core Equity Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 29 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 50 of the Fund's Prospectus and in Rights of Accumulation on page 53 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Dividend and interest expenses and broker charges on short sales are based on estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE <br/><br/> Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a long/short investment strategy in seeking to achieve its investment objective. This means the Fund sells short a portion of its portfolio and uses the proceeds of the shorts, or other borrowings, to purchase additional stocks long. The Fund will generally implement its long/short strategy primarily through selling securities short and borrowing money from banks to invest in long positions held by the Fund, as permitted under the Investment Company Act of 1940 (the 1940 Act). This investment technique is known as “leverage.” When the Fund is borrowing money for investment purposes or otherwise leveraging its portfolio, any increase or decrease in the Fund's net asset value (NAV) is exaggerated by the use of leverage. These exposures may change due to price movements between rebalances. The use of leverage may also cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet asset segregation requirements.

In constructing its portfolio, the Fund uses a multi-factor quantitative model to evaluate each security considered for investment, and to consider the security's impact on the Fund's active risk. The subadviser describes active risk as deviation from the Fund’s benchmark index. Under normal circumstances, the Fund invests at least 80% of its investable assets (which will reflect the value of its long positions less the value of its short positions) in equity and equity-related securities of large-capitalization US issuers. The Fund considers large capitalization companies to be those with market capitalizations within the market cap range of companies included in the Russell 1000® Index or the S&P 500 Index. The Fund:
  uses the Russell 3000® Index as its investment universe
  targets a long exposure of 130% and a short exposure of 30% (total gross exposure of 160%)
  targets a net long exposure of 100%
The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that the Fund has borrowed money for non-investment purposes, such as to meet redemptions.

By employing this long/short “active extension” strategy, the Fund seeks to produce returns that exceed those of its benchmark index, the S&P 500 Index. The S&P 500 Index is an unmanaged, market-weighted index of over 500 stocks selected by S&P Dow Jones Indices, a division of S&P Global (S&P), on the basis of their market size, liquidity and industry group representation. The S&P 500 Index is widely regarded as representative of the performance of the larger companies in the US stock market as a whole.

For long positions, the subadviser will seek to identify companies that it believes offer the potential for attractive returns. For short positions, the subadviser will sell securities short that it believes may not perform as well as comparable securities (i.e., securities it believes may not appreciate as much as comparable securities in rising markets, or it believes may depreciate more than comparable securities in declining markets). The subadviser will hold both long and short positions to manage the Fund's deviation from its benchmark.

Selling short means that the Fund may sell a security that it does not own. The Fund borrows the security to deliver to the buyer in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. Short sales involve costs and risk. The Fund must pay the lender any dividends or interest that accrue on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security.

		For purposes of the Fund’s 80% investment policy, US issuers are issuers whose primary listing is on a securities exchange or market inside the United States. The Fund may also invest in American Depository Receipts (ADRs), American Depository Shares (ADSs) and other similar receipts or shares traded in US markets. The Fund may invest in companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment.

Operational Complexities; Relationship with Prime Broker. Selling short and investing the proceeds from the short sale in additional long positions will require a prime broker to hold the short position in the Fund’s prime brokerage account, with the custodian bank holding collateral to satisfy the collateral requirements relating to the short positions at the prime broker. As such, a tri-party custody and pledge agreement is required between the custodian bank, the prime broker, and the Fund. This structure requires setting up a pledge account with the custodian bank, which is used to satisfy the collateral requirements relating to the short positions at the prime broker. The custodian bank holds the securities from the Fund’s long position as collateral. The tri-party agreement provides for substitution of collateral, as well as for release of collateral in excess of applicable margin requirements. The tri-party structure requires a more complicated and costly support structure.

Potential Conflicts: Side-by-Side Management of Long-Only and Long-Short Strategies. QMA LLC (QMA) (formerly, Quantitative Management Associates LLC) currently manages both long-only and long-short strategies. With respect to QMA's management of these strategies side by side, the security weightings (positive or negative) in each account are typically determined by a quantitative algorithm. An independent review is performed by QMA's compliance unit to assess whether any such positions would represent a departure from a quantitative algorithm used to derive the positions in each portfolio. QMA's review is intended to identify situations where QMA would seem to have conflicting views of the same security in different portfolios. Such views may actually be reasonable and consistent due to differing portfolio constraints.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Short Sales Risk. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Short sales result in dividend and interest expenses due in part to paying the value of dividends to the securities’ lenders. A portion of these costs are expected to be offset by market value gains on the short position in relation to the value of dividends paid. These offsets are treated as capital gain in the Fund’s financial statements and, therefore, are not reflected in the fee table. The actual amount of offset may vary due to other market activity.

Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.

Because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender, which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Selling securities short is a form of leverage. The Fund must maintain collateral at least equal to the current market value of the security sold short. The use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's holdings, and make any change in the Fund's net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns. The Fund is required to segregate cash or other liquid assets with its custodian to “cover” the Fund's short positions and other transactions that create leverage. Securities that are segregated or otherwise posted as collateral cannot be sold while the position they are covering or collateralizing is outstanding, unless they are replaced with similar securities. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Leverage may also increase interest expense, which may lower the Fund's returns.

Leverage Risk. Certain short sales transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Model Design and Implementation Risks. The design of QMA's underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that QMA believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie QMA's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide QMA's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

		Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class Z Shares) %<sup>1</sup>
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
6.45%	3rd Quarter 2018	-15.02%	4th Quarter 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
PGIM QMA Large-Cap Core Equity Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.90%	[1]
Other expenses	rr_OtherExpensesOverAssets	35.65%
Total annual Fund operating expenses	rr_ExpensesOverAssets	37.60%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(35.50%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.10%	[2]
1 Year	rr_ExpenseExampleYear01	$ 751
3 Years	rr_ExpenseExampleYear03	5,874
5 Years	rr_ExpenseExampleYear05	8,201
10 Years	rr_ExpenseExampleYear10	9,869
1 Year	rr_ExpenseExampleNoRedemptionYear01	751
3 Years	rr_ExpenseExampleNoRedemptionYear03	5,874
5 Years	rr_ExpenseExampleNoRedemptionYear05	8,201
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,869
One Year	rr_AverageAnnualReturnYear01	(13.54%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2017
PGIM QMA Large-Cap Core Equity Plus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.90%	[1]
Other expenses	rr_OtherExpensesOverAssets	84.32%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	87.02%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(84.17%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.85%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been updated from the most recent annual report to reflect current expenses.
1 Year	rr_ExpenseExampleYear01	$ 388
3 Years	rr_ExpenseExampleYear03	6,475
5 Years	rr_ExpenseExampleYear05	6,675
10 Years	rr_ExpenseExampleYear10	6,681
1 Year	rr_ExpenseExampleNoRedemptionYear01	288
3 Years	rr_ExpenseExampleNoRedemptionYear03	6,475
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,675
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,681
One Year	rr_AverageAnnualReturnYear01	(10.14%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2017
PGIM QMA Large-Cap Core Equity Plus Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[4]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.90%	[1]
Other expenses	rr_OtherExpensesOverAssets	79.97%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	81.67%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(79.82%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been updated from the most recent annual report to reflect current expenses.
1 Year	rr_ExpenseExampleYear01	$ 188
3 Years	rr_ExpenseExampleYear03	6,595
5 Years	rr_ExpenseExampleYear05	6,943
10 Years	rr_ExpenseExampleYear10	6,963
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	6,595
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,943
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,963
2018	rr_AnnualReturn2018	(8.27%)	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class Z shares from January 1, 2019 through March 31, 2019
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.02%)
One Year	rr_AverageAnnualReturnYear01	(8.27%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2017
PGIM QMA Large-Cap Core Equity Plus Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[6]
Redemption fees	rr_RedemptionFeeOverRedemption	none	[6]
Exchange fee	rr_ExchangeFeeOverRedemption	none	[6]
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[6]
Management fees	rr_ManagementFeesOverAssets	0.80%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Dividend and interest expenses and broker charges on short sales	rr_Component1OtherExpensesOverAssets	0.90%	[1],[6]
Other expenses	rr_OtherExpensesOverAssets	0.93%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.63%	[6]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.85%	[2],[6]
1 Year	rr_ExpenseExampleYear01	$ 188	[6]
3 Years	rr_ExpenseExampleYear03	743	[6]
5 Years	rr_ExpenseExampleYear05	1,326	[6]
10 Years	rr_ExpenseExampleYear10	2,906	[6]
1 Year	rr_ExpenseExampleNoRedemptionYear01	188	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	743	[6]
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326	[6]
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,906	[6]
One Year	rr_AverageAnnualReturnYear01	(8.35%)	[6]
Five Years	rr_AverageAnnualReturnYear05		[6]
Ten Years	rr_AverageAnnualReturnYear10		[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2017	[6]
PGIM QMA Large-Cap Core Equity Plus Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.53%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2017
PGIM QMA Large-Cap Core Equity Plus Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.71%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2017
PGIM QMA Large-Cap Core Equity Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.38%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[7]
PGIM QMA Large-Cap Core Equity Plus Fund | Lipper EQ Alternative Active Extension Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.35%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)	[7]

[1]	Dividend and interest expenses and broker charges on short sales are based on estimates.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through July 31, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class Z shares, and 0.95% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to July 31, 2020 without the prior approval of the Fund’s Board of Trustees.
[3]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[4]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
[5]	The total return for Class Z shares from January 1, 2019 through March 31, 2019 was 11.13%.
[6]	Formerly known as Class Q.
[7]	Since Inception returns for the Index and the Lipper Average are measured from the month-end closest to the Fund’s inception date.